Commitments and contingent liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
Summary of Off-Balance Sheet Credit Risks, Net of Participations
The following table presents a summary of our off-balance sheet credit risks.

Off-balance sheet credit risks	Dec. 31, 2023	Dec. 31, 2022
(in millions)
Lending commitments	$46,518	$49,750
Standby letters of credit (“SBLC”) (a)	1,816	1,918
Commercial letters of credit	41	19
Securities lending indemnifications (b)(c)	492,739	491,043
(a)Net of participations totaling $163 million at Dec. 31, 2023 and $175 million at Dec. 31, 2022.
(b)Excludes the indemnification for securities for which BNY Mellon acts as an agent on behalf of CIBC Mellon clients, which totaled $59 billion at Dec. 31, 2023 and $64 billion at Dec. 31, 2022.
(c)Includes cash collateral, invested in indemnified repurchase agreements, held by us as securities lending agent of $45 billion at Dec. 31, 2023 and $43 billion at Dec. 31, 2022.
Standby Letters of Credits by Investment Grade	The table below shows SBLCs by investment grade:

Standby letters of credit	Dec. 31, 2023	Dec. 31, 2022

Investment grade	74%	75%
Non-investment grade	26%	25%

Summary of Credit Exposure in the Financial Institutions and Commercial Portfolios	The tables below
present our credit exposure in the financial institutions and commercial portfolios.

Financial institutions portfolio exposure (in billions)	Dec. 31, 2023
	Loans	Unfunded commitments	Total exposure
Securities industry	$2.3	$14.8	$17.1
Asset managers	1.4	8.0	9.4
Banks	6.4	1.4	7.8
Insurance	0.1	3.9	4.0
Government	—	0.2	0.2
Other	0.3	0.9	1.2
Total	$10.5	$29.2	$39.7

Commercial portfolio exposure (in billions)	Dec. 31, 2023
	Loans	Unfunded commitments	Total exposure
Services and other	$1.2	$3.4	$4.6
Manufacturing	0.5	3.6	4.1
Energy and utilities	0.4	3.7	4.1
Media and telecom	—	0.7	0.7
Total	$2.1	$11.4	$13.5